Nature of the Organization and Business	12 Months Ended
Jun. 30, 2025
Nature of the Organization and Business [Abstract]
NATURE OF THE ORGANIZATION AND BUSINESS

1 -  NATURE OF THE ORGANIZATION AND BUSINESS

BaiJiaYun Limited (“BJY”) was incorporated on April 22, 2021, under the laws of the Cayman Islands as an exempted company with limited liability. BJY commenced operations on May 22, 2017, through its variable interest entity, BaiJiaYun Group Co., Ltd. (formerly known as “Beijing Baijia Shilian Technology Co., Ltd.”) (“VIE” or “BaiJiaYun VIE”), a limited liability company established under the laws of the People’s Republic of China (“PRC”), and the VIE’s subsidiaries. BJY is a global cloud computing company focusing on SaaS/PaaS and Video AI areas and provides comprehensive video and audio solutions to customers in various industries, including education, finance, healthcare, and information technology for their development and innovation.

On July 18, 2022, BJY entered into an agreement and plan of merger (the “Merger Agreement”) with Fuwei Films (Holdings) Co., Ltd. (“Fuwei”). Fuwei is principally engaged in the manufacture and distribution of high-quality plastic film using the biaxially-oriented stretch technique (“BOPET film business”). Pursuant to the Merger Agreement, a wholly-owned subsidiary of Fuwei, Fuwei Films (BVI) Co., Ltd. (“Fuwei BVI”), will be merged with and into BJY, with BJY being the surviving entity and a wholly-owned subsidiary of Fuwei (the “Merger”). Shareholders of BJY will exchange all of the issued and outstanding shares of BJY immediately prior to the Merger for newly issued shares of Fuwei. The Merger and all transactions contemplated by the Merger Agreement and plans of merger were consummated on December 23, 2022, upon which Fuwei changed its name to “Baijiayun Group Ltd” (collectively with BJY, subsidiaries of BJY, VIE and VIE’s subsidiaries, the “Company”). On March 9, 2023, the Company entered into a security purchase agreement with Aoji Holdings Co., Ltd, pursuant to which the Company agreed to dispose 100% of the equity interest of Fuwei BVI and the BOPET film business operated through Fuwei Films (Shandong) Co., Ltd., a wholly-owned subsidiary of Fuwei BVI, to Aoji Holdings Co., Ltd for a cash consideration of $30.0 million (the “Fuwei Disposition”). In connection with the Fuwei Disposition, the results of operations of Fuwei were classified as discontinued operations. Also see Note 4 and Note 5.

As of June 30, 2025, the Company’s major subsidiaries, VIEs and subsidiaries of the VIEs are as follows:

	Date of	Place of	Ownership
Name of Entity	Incorporation	Incorporation	Percentage	Principal Activities
BaiJiaYun Limited (“BJY”)	April 22, 2021	Cayman Islands	100%	Investment holding
Baijiayun Global Ltd (“BJY Global”)	May 7,2025	Cayman Islands	100%	Investment holding
Subsidiaries of BJY or BJY Global
Baijiayun AI Limited	May 27,2025	Singapore	100%	Investment holding
BaiJia Cloud Limited (“BaiJiaYun HK”)	May 6, 2021	Hong Kong	100%	Investment holding
Beijing Baishilian Technology Co., Ltd. (“BaiJiaYun WFOE”)	September 6, 2021	PRC	100%	Investment holding
Shenzhen Baishilian Technology Co., Ltd. (“Shenzhen Baishilian”)	October 27, 2021	PRC	100%	Provision of cloud computing services
Nanning Baishilian Information Technology Co., Ltd. (“Nanning Baishilian”)	September 13, 2021	PRC	100%	Investment holding
Nanjing Baishilian Technology Co., Ltd. (“Nanjing Baishilian”)	January 21, 2022	PRC	100%	Provision of cloud computing services
Zhejiang Baijiashilian Technology Co., Ltd. (“Zhejiang WFOE”)	December 28, 2022	PRC	100%	Investment holding

VIEs
BaiJiaYun Group Co., Ltd. (“BaiJiaYun VIE”)	May 22, 2017	PRC	100% owned through VIE agreements	Provision of cloud computing services
Baijia Cloud Technology Co., Ltd. (“BaiJia Cloud Technology “)	October 12, 2019	PRC	100% owned through VIE agreements	Provision of cloud computing services

VIEs’ Subsidiaries
Nanjing Baijia Cloud Technology Co., Ltd. (“Nanjing BaiJiaYun”)	June 13, 2018	PRC	100% owned by VIE	Provision of cloud computing services
Baijiayun Information Technology Co., Ltd. (“BaiJiaYun Information Technology”)	June 18, 2019	PRC	100% owned by VIE	Provision of cloud computing services
Guizhou Baijia Cloud Technology Co., Ltd. (“Guizhou BaiJiaYun”)	April 8, 2019	PRC	100% owned by VIE	Provision of cloud computing services
Beijing Baijiayun Digital Technology Co., Ltd. (formerly known as Beijing Haoyu Xingchen Cultural Communication Co., Ltd.) (“Haoyu Xingchen”)	June 23, 2020	PRC	100% owned by VIE	Provision of cloud computing services
Xi’an Baijiayun Information Technology Co., Ltd. (“Xi’an BaiJiaYun”)	January 7, 2021	PRC	51% owned by VIE	Provision of cloud computing services
	Date of	Place of	Ownership
Name of Entity	Incorporation	Incorporation	Percentage	Principal Activities
Henan Baijia Cloud Information Technology Co., Ltd. (“Henan BaiJiaYun”)	April 13, 2021	PRC	51% owned by VIE	Provision of cloud computing services
Guangxi Weifang Technology Co., Ltd. (“Guangxi Weifang”)	November 3, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Shanghai BaiJiaYun Technology Co., Ltd. (“Shanghai BaiJiaYun”)	October 22, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Beijing Deran Technology Co., Ltd (“Beijing Deran”)	May 29, 2012	PRC	100% owned by VIE	Provision of cloud computing services
Guangxi Hengsheng Information Technology Co., Ltd. (“Guangxi Hengsheng”)	September 16, 2022	PRC	100% owned by VIE	Provision of cloud computing services
Guangxi Chuanghe Technology Co., Ltd. (“Guangxi Chuanghe”)	August 30, 2022	PRC	100% owned by VIE	Provision of cloud computing services
BaiJiaYun Technology Development (Shaanxi) Co., Ltd. (“Shaanxi BaiJiaYun”)	January 4, 2023	PRC	51% owned by VIE	Provision of cloud computing services
Beijing Baijia Yunlong Technology Co., Ltd (“Baijia Yunlong”)	April 12, 2023	PRC	100% owned by VIE	Provision of cloud computing services
Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”)	January 13, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Xinjiang BaiJiaYun Technology Co., Ltd.(“Xinjiang BaiJiaYun”)	March 28, 2005	PRC	51% owned by VIE	Provision of cloud computing services
Beijing Hydrogen Data Information Technology Co., Ltd. (“Beijing Hydrogen”)	December 1, 2014	PRC	100% owned by VIE	Provision of cloud computing services
Zhejiang Baijiayun Technology Co., Ltd. (“Zhejiang BaiJiaYun”)	January 16, 2023	PRC	100% owned by VIE	Provision of cloud computing services
Guangzhou BaiJiaYun Technology Co., Ltd.(“Guangzhou BaiJiaYun”)	April 16, 2024	PRC	100% owned by VIE	Provision of cloud computing services
Wuhan Baijia Cloud Technology Co.,Ltd.(“Wuhan BaiJiaYun”)	August 7, 2017	PRC	100% owned by VIE	Provision of cloud computing services

On September 7, 2021, BaiJiaYun WFOE entered into a series of agreements (the “VIE Agreements”) with BaiJiaYun VIE and the shareholders of BaiJiaYun VIE. The VIE Agreements are designed to provide BaiJiaYun WFOE with the power, rights and obligations equivalent in all material respects to those it would possess as the sole equity holder of BaiJiaYun VIE, including absolute control rights and the rights to the management, operations, assets, property and revenue of BaiJiaYun VIE. The purpose of the VIE Agreements is solely to give BaiJiaYun WFOE the controlling financial interest over BaiJiaYun VIE’s management and operations.

On September 7, 2021, BJY completed a reorganization of entities under common control of its then existing shareholders, who collectively owned all of the equity interests of BaiJiaYun prior to the reorganization. BaiJiaYun and BaiJiaYun HK were established as the holding companies of BaiJiaYun WFOE. BaiJiaYun WFOE is the primary beneficiary of BaiJiaYun VIE and its subsidiaries, and all of these entities are under common control which results in the consolidation of BaiJiaYun VIE and its subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value (“Reorganization”). The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the consolidated financial statements.

On January 2, 2023, BaiJiaYun WFOE terminated its VIE Agreements with BaiJiaYun VIE and the shareholders of BaiJiaYun VIE. As a result, BaiJiaYun WFOE will no longer exercise effective control over, or receive substantially all of economics benefits of the VIE and its subsidiaries. On the same date, Zhejiang WFOE entered into a series of agreements, including exclusive technical and consulting services agreement, powers of attorney, exclusive options agreements and equity interest pledge agreement with BaiJiaYun VIE and the shareholders of BaiJiaYun VIE to provide Zhejiang WFOE with the power, rights and obligations equivalent in all material aspects to those it would possess as the sole equity holder of BaiJiaYun VIE, including absolute control rights and the rights to the management operations, assets, property and revenue of BaiJiaYun VIE. The purpose of these VIE agreements is solely to give Zhejiang WFOE the controlling financial interest over BaiJiaYun VIE’s management and operations. The change of WFOE from BaiJiaYun WFOE to Zhejiang WFOE had no impact on the Company’s consolidation of BaiJiaYun VIE, because BaiJiaYun WFOE and Zhejiang WFOE are both subsidiaries of the Company and the change of WFOE was conducted under common control. The key terms of the VIE agreements signed with Zhejiang WFOE are substantially similar to the VIE agreements signed with BaiJiaYun WFOE.

On June 29, 2023, Zhejiang WFOE entered into a series of agreements and established new contractual arrangements with BaiJiaYun VIE and its shareholders to reflect the changes in BaiJiaYun VIE’s shareholders, and the previous contractual arrangements were terminated. The replacement of the VIE agreements had no impact on the Company’s consolidation of BaiJiaYun VIE, because the key terms of the new VIE agreements and the previous VIE agreements (collectively referred as the “New VIE Agreements”), both signed between Zhejiang WFOE and BaiJiaYun VIE’s shareholders, are substantially similar.

VIE Agreements with BaiJiaYun VIE

Foreign ownership of internet-based businesses, including distribution of online information (such as an online marketplace connecting customers and suppliers), is subject to restrictions under current PRC laws and regulations. For example, foreign investors are not allowed to own more than 50% of the equity interests in value-added telecommunications services (except for e-commerce) in accordance with the Special Management Measures (Negative List) for the Access of Foreign Investment, or the Negative List and other applicable laws and regulations. BJY is a Cayman holding company of BaiJiaYun WFOE and Zhejiang WFOE and is a foreign invested enterprise. To comply with these regulations, the Company conducts substantially all of its activities in PRC through BaiJiaYun VIE and its subsidiaries, and Baijia Cloud Technology. As such, BaiJiaYun VIE, its subsidiaries and Baijia Cloud Technology are controlled through VIE Agreements in lieu of direct equity ownership by the Company.

The key terms of the VIE Agreements, signed between BaiJiaYun VIE and BaiJiaYun WFOE and effective from September 7, 2021 to January 2, 2023, are as summarized below:

Shareholders’ Power of Attorney

Pursuant to the shareholders’ Power of Attorney entered into on September 7, 2021, by and among BaiJiaYun WFOE, BaiJiaYun VIE and the shareholders of BaiJiaYun VIE, each shareholder of BaiJiaYun VIE irrevocably authorized BaiJiaYun WFOE or any person(s) designated by BaiJiaYun WFOE to exercise such shareholder’s rights in BaiJiaYun VIE, including without limitation, the power to participate in and vote at shareholder’s meetings, the power to nominate and appoint the directors, senior management, the power to sell or transfer such shareholder’s equity interest in BaiJiaYun VIE, and other shareholders’ voting rights permitted by the Articles of Association of BaiJiaYun VIE. The shareholders’ Power of Attorney remains irrevocable and continuously valid from the date of execution so long as each shareholder remains as a shareholder of BaiJiaYun VIE.

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement entered into on September 7, 2021, by and among BaiJiaYun WFOE, BaiJiaYun VIE and the shareholders of BaiJiaYun VIE, the shareholders of BaiJiaYun VIE pledged all of their equity interests in BaiJiaYun VIE to BaiJiaYun WFOE to guarantee their and BaiJiaYun VIE’s obligations under the contractual arrangements including the exclusive business cooperation agreement, the exclusive option agreement and the shareholders’ power of attorney and this equity interest pledge agreement, as well as any loss incurred due to events of default defined therein and all expenses incurred by BaiJiaYun WFOE in enforcing such obligations of BaiJiaYun VIE or its shareholders. In the event of default defined therein, upon written notice to the shareholders of BaiJiaYun VIE, BaiJiaYun WFOE, as pledgee, will have the right to dispose of the pledged equity interests in BaiJiaYun VIE and priority in receiving the proceeds from such disposition. The shareholders of BaiJiaYun VIE agree that, without BaiJiaYun WFOE’s prior written approval, during the term of the equity pledge agreement, they will not dispose of the pledged equity interests or create or allow any other encumbrance on the pledged equity interests. The pledge shall become effective on such date when the pledge of the equity interest contemplated in the equity interest pledge agreement is registered appropriately, and the pledge shall remain effective until all contractual obligations have been fully performed and all secured indebtedness has been fully paid. The shareholders and BaiJiaYun VIE shall not have any right to terminate this agreement in any event unless otherwise required by PRC laws. BJY has completed the registration of the equity pledges with the relevant office of Administration for Market Regulation in accordance with the PRC Property Rights Law.

Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between BaiJiaYun WFOE and BaiJiaYun VIE, dated September 7, 2021, BaiJiaYun WFOE has the exclusive right to provide to BaiJiaYun VIE technical support, consulting services and other services related to, among other things, design and development, operation maintenance, product consulting, and management and marketing consulting. BaiJiaYun WFOE has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. BaiJiaYun VIE agrees to pay BaiJiaYun WFOE service fees at an amount as determined by BaiJiaYun WFOE. This agreement will remain effective, and unless terminated in accordance with the provisions of this agreement or terminated in writing by BaiJiaYun WFOE. BaiJiaYun VIE shall not have any right to terminate this agreement in any event unless otherwise required by PRC laws. The exclusive business cooperation agreement took effective on September 7, 2021, and BaiJiaYun WFOE did not charge service fee to BaiJiaYun VIE for the years ended June 30, 2023 and 2022.

Exclusive Option Agreement

Pursuant to the exclusive option agreement entered into on September 7, 2021, by and among BaiJiaYun WFOE, BaiJiaYun VIE and each of the shareholders of BaiJiaYun VIE, each shareholder of BaiJiaYun VIE irrevocably granted BaiJiaYun WFOE an exclusive call option to purchase, or have its designated person(s) to purchase, at its discretion, all or part of their equity interests in BaiJiaYun VIE, and the purchase price shall be the lowest price permitted by applicable PRC law. Each of the shareholders of BaiJiaYun VIE and BaiJiaYun VIE undertake that, without the prior written consent of BaiJiaYun WFOE, they may not increase or decrease the registered capital or change its structure of registered capital, dispose of its assets or beneficial interest in the material business or allow the encumbrance thereon of any security interest, incur any debts or guarantee liabilities, enter into any material purchase agreements, enter into any merger, acquisition or investments, amend its articles of association, distribute dividends to any of the shareholders or provide any loans to third parties. The exclusive option agreement will remain effective until all equity interests in BaiJiaYun VIE held by the shareholders of BaiJiaYun VIE are transferred or assigned to BaiJiaYun WFOE or its designated person(s). The shareholders and BaiJiaYun VIE shall not have any rights to terminate this agreement in any event unless otherwise required by PRC laws.

The key terms of the New VIE Agreements, signed between BaiJiaYun VIE and Zhejiang WFOE, the VIE agreements signed on January 2, 2023 and effective from January 2, 2023 to June 29, 2023, the VIE agreements signed on and effective since June 29, 2023, are as summarized below:

Exclusive Technical and Consulting Services Agreement

Under the exclusive technical and consulting services agreement between Zhejiang WFOE and the VIE, Zhejiang WFOE has the exclusive right to provide, among other things, technical support and consulting services to the VIE. Zhejiang WFOE has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. In addition, the VIE irrevocably grants Zhejiang WFOE an exclusive option to purchase any or all of the assets and business of the VIE at the lowest price permitted under PRC law.

Powers of Attorney

Under the powers of attorney among Zhejiang WFOE, the VIE, and each shareholder of the VIE, such shareholder irrevocably nominates, appoints, and constitutes Zhejiang WFOE and its successors as his or her attorney-in-fact to exercise any and all of his or her rights as a shareholder of the VIE, including rights to convene and attend shareholders’ meetings, nominate and elect directors, and appoint and dismiss the senior management of the VIE.

Exclusive Option Agreements

Under the exclusive option agreements among Zhejiang WFOE, the VIE, and each shareholder of the VIE, such shareholder irrevocably grants Zhejiang WFOE or its designated person(s) an exclusive option to purchase, at any time and to the extent permitted under PRC law, all or part of his or her equity interests in the VIE at the lowest price permitted under the PRC law.

Equity Interest Pledge Agreements

Under the equity interest pledge agreements among Zhejiang WFOE, the VIE, and each shareholder of the VIE, such shareholder pledges all of his or her equity interests in the VIE to Zhejiang WFOE to secure the performance by the VIE and its shareholders of their respective obligations under the applicable contractual agreements. If the pledger or the VIE breaches its obligations under these contractual arrangements, Zhejiang WFOE, as the pledgee, will be entitled to certain rights and remedies including priority in receiving the proceeds from the auction or disposal of the pledged equity interests in the VIE. The shareholders of the VIE undertakes that during the term of the pledge, without the prior written consent of Zhejiang WFOE, they shall not dispose of the pledged equity interests, create, or allow any encumbrance on the pledged equity interests or increase the registered capital of the VIE. Zhejiang WFOE also has the right to receive dividends distributed on the pledged equity interests during the term of the pledge.

To further streamline the Company’s corporate structure and business operations, Baijia Cloud Technology, a then wholly-owned subsidiary of BaiJiaYun VIE, became directly owned by the shareholders of BaiJiaYun VIE. On December 29, 2023, Zhejiang WFOE entered into a series of contractual arrangements with Baijia Cloud Technology and its shareholders, including exclusive business cooperation agreement, powers of attorney, exclusive option agreements, and equity interest pledge agreements.

A summary of certain material terms of the currently effective contractual arrangements among Zhejiang WFOE, Baijia Cloud Technology, and their respective shareholders is as follows:

Exclusive Technical and Consulting Services Agreement

Under the exclusive technical and consulting services agreements between Zhejiang WFOE and Baijia Cloud Technology, Zhejiang WFOE has the exclusive right to provide, among other things, technical support and consulting services to Baijia Cloud Technology. Zhejiang WFOE has the exclusive ownership of intellectual property rights created as a result of the performance of these agreements. In addition, Baijia Cloud Technology irrevocably   grant Zhejiang WFOE an exclusive option to purchase any or all of the assets and business of Baijia Cloud Technology at the lowest price permitted under PRC law.

Powers of Attorney

Under the powers of attorney among Zhejiang WFOE, Baijia Cloud Technology, and each shareholder of Baijia Cloud Technology, such shareholder irrevocably nominates, appoints, and constitutes Zhejiang WFOE and its successors as his or her attorney-in-fact to exercise any and all of his or her rights as a shareholder of Baijia Cloud Technology, including rights to convene and attend shareholders’ meetings, nominate and elect directors, and appoint and dismiss the senior management of Baijia Cloud Technology.

Exclusive Option Agreements

Under the exclusive option agreements among Zhejiang WFOE, Baijia Cloud Technology, and each shareholder of Baijia Cloud Technology, such shareholder irrevocably grants Zhejiang WFOE or its designated person(s) an exclusive option to purchase, at any time and to the extent permitted under PRC law, all or part of his or her equity interests in Baijia Cloud Technology at the lowest price permitted under the PRC law.

Equity Interest Pledge Agreements

Under the equity interest pledge agreements among Zhejiang WFOE, Baijia Cloud Technology, and each shareholder of Baijia Cloud Technology, such shareholder pledges all of his or her equity interests in Baijia Cloud Technology to Zhejiang WFOE to secure the performance by Baijia Cloud Technology and their respective shareholders of their obligations under the applicable contractual agreements. If the pledger or Baijia Cloud Technology breach the obligations under these contractual arrangements, Zhejiang WFOE, as the pledgee, will be entitled to certain rights and remedies including priority in receiving the proceeds from the auction or disposal of the pledged equity interests in Baijia Cloud Technology. The shareholders of Baijia Cloud Technology undertake that during the term of the pledge, without the prior written consent of Zhejiang WFOE, they shall not dispose of the pledged equity interests, create, or allow any encumbrance on the pledged equity interests or increase the registered capital of Baijia Cloud Technology. Zhejiang WFOE also has the right to receive dividends distributed on the pledged equity interests during the term of the pledge.

BaiJiaYun VIE and Baijia Cloud Technology are collectively referred as the VIEs. The Company believes that the VIEs are considered   variable interest entities under Accounting Codification Standards (“ASC”) 810, “Consolidation”, because the equity investors in BaiJiaYun VIE and Baijia Cloud Technology no longer have the characteristics of a controlling financial interest, and the Company, through BaiJiaYun WFOE and Zhejiang WFOE, is the primary beneficiary of the VIEs and controls the VIEs’ operations. Accordingly, the VIEs have been consolidated as deemed subsidiaries into the Company as a reporting company under ASC 810.

As required by ASC 810-10, the Company performs a qualitative assessment to determine whether the Company is the primary beneficiary of the VIEs, which are identified variable interest entities of the Company. A quality assessment begins with an understanding of the nature of the risks in the entity as well as the nature of the entity’s activities including terms of the contracts entered into by the entity, ownership interests issued by the entity and the parties involved in the design of the entity. The Company’s assessment of the involvement with the VIEs reveals that the Company has the absolute power to direct the most significant activities that impact the economic performance of the VIEs. Zhejiang WFOE (or BaiJiaYun WFOE, prior to January 2, 2023) is obligated to absorb a majority of the loss from the VIEs’ activities and receive a majority of the VIEs’ expected residual returns. In addition, the VIEs’ shareholders have pledged their equity interest in the VIEs to Zhejiang WFOE (or BaiJiaYun WFOE, prior to January 2, 2023), irrevocably granted Zhejiang WFOE (or BaiJiaYun WFOE, prior to January 2, 2023) an exclusive option to purchase, to the extent permitted under PRC Law, all or part of the equity interests in the VIEs and agreed to entrust all the rights to exercise their voting power to the person(s) appointed by Zhejiang WFOE (or BaiJiaYun WFOE, prior to January 2, 2023). Under the accounting guidance, the Company is deemed to be the primary beneficiary of the VIEs and the financial positions, operating results and cash flows of the VIEs and the VIEs’ subsidiaries are consolidated in the Company for financial reporting purposes.

Additionally, pursuant to ASC 805, “Business Combinations”, as the Company and the VIEs are under common control, the Reorganization was accounted for in a manner similar to a pooling of interests. As a result, the Company’s historical amounts in the accompanying consolidated financial statements give retrospective effect to the Reorganization, whereby the assets and liabilities of the VIEs and their subsidiaries are reflected at the historical carrying values and their operations are presented as if the Reorganization had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

The following amounts and balances of the VIEs, and their subsidiaries were included in the Company’s consolidated financial statements after the elimination of intercompany balances and transactions as of June 30, 2025 and 2024 and for the years then ended:

	As of June 30,
	2025	2024
ASSETS
Current assets
Cash and cash equivalents	$1,843,717	$5,433,349
Restricted cash	135,607	374,824
Short-term investments	—	4,269
Notes receivable	—	177,663
Accounts receivable, net	9,101,424	22,280,835
Prepayments	5,237,721	4,554,671
Prepayments - related parties	65,847	—
Inventories	12,565,337	4,700,910
Prepaid expenses and other current assets, net	7,170,159	6,302,420
Total current assets	36,119,812	43,828,941

Property and equipment, net	94,513	122,837
Intangible assets, net	8,647,574	7,720,451
Operating lease right of use assets, net	559,637	683,373
Deferred tax assets, net	6,457,739	2,964,354
Goodwill	—	1,425,485
Other non-current assets	449,778	317,707
Total non-current assets	16,209,241	13,234,207

Total assets	$52,329,053	$57,063,148

LIABILITIES
Current liabilities
Short-term borrowings	$8,375,677	$7,155,438
Accounts and notes payable	8,367,698	8,086,007
Accounts payable - related parties	198,301	—
Contract liabilities	18,257,180	8,408,893
Income tax payable	613,017	656,635
Deferred revenue	1,286,603	874,524
Due to related parties	117,259	115,588
Operating lease liabilities, current	274,526	109,822
Accrued expenses and other liabilities	2,116,183	3,352,401
Total current liabilities	39,606,444	28,759,308

Deferred tax liabilities	494,725	593,055
Operating lease liabilities, non-current	303,088	503,847
Total non-current liabilities	797,813	1,096,902
Total liabilities	$40,404,257	$29,856,210
	For the year Ended June 30,
	2025	2024	2023
Revenues	$41,903,631	$58,373,260	$65,061,798
Cost of revenues	$(32,928,006)	$(47,430,643)	$(52,043,225)
Total operating expenses	$(29,366,786)	$(68,148,892)	$(11,117,613)
Net (loss) income	$(13,667,611)	$(56,536,689)	$3,240,890
Net cash used in operating activities	$(4,195,152)	$(17,398,963)	$(8,020,601)
Net cash (used in) provided by investing activities	$(22,629)	$5,586,547	$1,030,853
Net cash provided by (used in) financing activities	$415,841	$6,009,064	$(679,867)

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations other than the right-of-use assets. No creditors (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries.

No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Risks in relation to the VIE structure

It is possible that the Company’s operations of certain of its businesses through the VIEs could be found by the PRC authorities to be in violation of the PRC laws and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. The National People’s Congress approved the Foreign Investment Law on March 15, 2019, and the State Council approved the Regulation on Implementing the Foreign Investment Law (the “Implementation Regulations”) on December 12, 2019, effective from January 1, 2020. The Supreme People’s Court of China issued a judicial interpretation on the Foreign Investment Law on December 27, 2019, effective from January 1, 2020. The Foreign Investment Law and the Implementation Regulations do not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remains unclear under the Foreign Investment Law. Since the Foreign Investment Law and the Implementation Regulations are new, substantial uncertainties exist with respect to its implementation and interpretation and it is also possible that variable interest entities will be deemed as foreign invested enterprises and be subject to restrictions in the future. Such restrictions may cause interruptions to the Company’s operations, products and services and may incur additional compliance cost, which may in turn materially and adversely affect the Company’s business, financial condition, and results of operations.

In addition, if the legal structure and contractual arrangements were found to be in violation of any other existing PRC laws and regulations, the PRC government could:

●	revoke the Company’s business and operating licenses;

●	require the Company to discontinue or restrict operations;

●	restrict the Company’s right to collect revenues;

●	block the Company’s platforms;

●	require the Company to restructure the operations in such a way as to compel the Company to establish a new enterprise, re-apply for the necessary licenses or relocate its businesses, staff and assets;

●	impose additional conditions or requirements with which the Company may not be able to comply; or

●	take other regulatory or enforcement actions against the Company that could be harmful to the Company’s businesses.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs and the VIEs’ subsidiaries in the consolidated financial statements as the Company may lose the ability to exert effective control over the VIEs and the VIEs’ shareholders, and the Company may lose the ability to receive economic benefits from the VIEs.